SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and deposits	$ 146
Weighted average deposit rate	1.10%
Reserves for sales returns	785	725
Inventory write-offs	1,370	480	1,100
Advertising expenses	1,002	885	635
Severance expense	1,486	1,280	925
Allowance for doubtful accounts	280	511
Grants participations excluded from research and development costs	2,855	3,674	2,774
Royalty expense, percentage of grants	300.00%
Royalty expense	$ 15,886
Outstanding options and warrants excluded from the calculation of diluted income per share		577,750
Minimum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	0.00%
Royalty expense, percentage of net sales	3.00%
Maximum [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Annual post-vesting and pre-vesting forfeiture rate	14.00%
Royalty expense, percentage of net sales	3.50%